Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Subsequent Events [Abstract]
Subsequent Events (Unaudited)
10.	Subsequent Events (Unaudited)

The Plan has evaluated subsequent events through the date the financial statements were issued and has identified the following events requiring disclosure. Effective July 31, 2026, by amendment to the Plan executed June 24, 2026, the Sundyne, LLC Employee Savings Plan will be merged into the Honeywell 401(k) Plan, with assets of the Sundyne, LLC Employee Savings Plan merging into the Master Trust. Though asset amounts may change between this representation and the time of merger, the amount to be merged is approximately $74.5 million. Active participants of the Sundyne, LLC Employee Savings Plan began participating in the Honeywell 401(k) Plan effective January 1, 2026. Effective April 1, 2026, in anticipation of the spin-off of Honeywell Aerospace Inc. from the Company, which is expected to be finalized on June 29, 2026, active participants expected to be employed by the new Honeywell Aerospace Inc. entity following the spin-off ceased participation in the Plan and became participants of the Honeywell Aerospace Inc. 401(k) Plan (the “Aerospace Plan”). In connection with this transfer, $4,787 million in account balances of such participants has transferred from the Master Trust to the master trust of the Aerospace Plan.